Employee Benefit Plans - Weighted-Average Actuarial Assumptions Used (Details) - Pension Plans [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	1.87%	1.80%	2.71%
Expected long-term rate of return on plan assets	3.68%	3.69%	4.72%
Rate of expected increase in future compensation levels	3.56%	3.49%	3.45%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	1.94%	1.75%
Rate of expected increase in future compensation levels	3.50%	3.43%